Investment Objectives and Goals - T. Rowe Price Limited-Term Bond Portfolio	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of income consistent with moderate fluctuations in principal value.